Fair Value (Recurring Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 365,425	$ 350,187
Available-for-sale Securities, Equity Securities	3,631	3,402
Actively Traded Securities	704	662
Fair Value Option And Trading Securities	16,689	17,423
Short-term investments	8,621	13,955
Mortgage loans at estimated fair value	60,118	57,706
Derivative assets	13,452	8,595
Net embedded derivatives within asset host contracts	160	140
Separate account assets	316,994	317,201
Liabilities [Abstract]
Derivative liabilities	7,022	6,521
Net embedded derivatives within liability host contracts	(46)	(969)
Long-term debt, at estimated fair value, relating to variable interest entities	16,286	18,653
Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	308	338
Consolidated Securitization Entities
Assets [Abstract]
Mortgage loans at estimated fair value	280	1,598
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	151	1,455
Recurring [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	365,425	350,187
Available-for-sale Securities, Equity Securities	3,631	3,402
Actively Traded Securities	654	662
Fair Value Option And Trading Securities	16,689	17,423
Short-term investments	7,663	13,112
Mortgage loans at estimated fair value	588	1,936
Other investments	264	259
Derivative assets	13,452	8,595
Total other invested assets	13,716	8,854
Net embedded derivatives within asset host contracts	377	285
Separate account assets	316,994	317,201
Total assets	725,083	712,400
Liabilities [Abstract]
Derivative liabilities	7,022	6,521
Net embedded derivatives within liability host contracts	(46)	(969)
Trading liabilities	239	262
Total liabilities	7,366	7,269
Recurring [Member] | Interest rate contracts
Assets [Abstract]
Derivative assets	9,055	5,594
Liabilities [Abstract]
Derivative liabilities	2,356	2,591
Recurring [Member] | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	2,499	1,309
Liabilities [Abstract]
Derivative liabilities	2,848	2,011
Recurring [Member] | Credit contracts
Assets [Abstract]
Derivative assets	189	173
Liabilities [Abstract]
Derivative liabilities	40	52
Recurring [Member] | Equity market contracts
Assets [Abstract]
Derivative assets	1,709	1,519
Liabilities [Abstract]
Derivative liabilities	1,778	1,867
Recurring [Member] | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	704	627
Recurring [Member] | FVO contractholder-directed unit-linked investments
Assets [Abstract]
Fair Value Option And Trading Securities	15,316	16,111
Recurring [Member] | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	308	338
Recurring [Member] | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	15	23
Mortgage loans at estimated fair value	280	1,598
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	151	1,455
Recurring [Member] | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	105,954	106,469
Recurring [Member] | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	61,675	63,152
Recurring [Member] | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	52,666	54,437
Recurring [Member] | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	61,516	45,123
Recurring [Member] | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	39,846	35,055
Recurring [Member] | CMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	14,332	16,550
Recurring [Member] | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	14,249	15,571
Recurring [Member] | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	15,187	13,830
Recurring [Member] | Common stock
Assets [Abstract]
Available-for-sale Securities, Equity Securities	2,516	2,353
Recurring [Member] | Non-redeemable preferred stock
Assets [Abstract]
Available-for-sale Securities, Equity Securities	1,115	1,049
Recurring [Member] | Level 1
Assets [Abstract]
Available-for-sale Securities, Debt Securities	36,879	25,061
Available-for-sale Securities, Equity Securities	1,558	1,186
Actively Traded Securities	22	2
Fair Value Option And Trading Securities	11,638	11,222
Short-term investments	2,104	5,915
Mortgage loans at estimated fair value	0	0
Other investments	203	188
Derivative assets	71	12
Total other invested assets	274	200
Net embedded derivatives within asset host contracts	0	0
Separate account assets	83,533	89,960
Total assets	135,986	133,544
Liabilities [Abstract]
Derivative liabilities	11	53
Net embedded derivatives within liability host contracts	0	0
Trading liabilities	215	260
Total liabilities	226	313
Recurring [Member] | Level 1 | Interest rate contracts
Assets [Abstract]
Derivative assets	4	10
Liabilities [Abstract]
Derivative liabilities	9	9
Recurring [Member] | Level 1 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	2	1
Liabilities [Abstract]
Derivative liabilities	0	1
Recurring [Member] | Level 1 | Credit contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 | Equity market contracts
Assets [Abstract]
Derivative assets	65	1
Liabilities [Abstract]
Derivative liabilities	2	43
Recurring [Member] | Level 1 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	552	518
Recurring [Member] | Level 1 | FVO contractholder-directed unit-linked investments
Assets [Abstract]
Fair Value Option And Trading Securities	11,064	10,702
Recurring [Member] | Level 1 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	0	0
Recurring [Member] | Level 1 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	0	0
Mortgage loans at estimated fair value	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring [Member] | Level 1 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	36,879	25,061
Recurring [Member] | Level 1 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | CMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | Common stock
Assets [Abstract]
Available-for-sale Securities, Equity Securities	1,558	1,186
Recurring [Member] | Level 1 | Non-redeemable preferred stock
Assets [Abstract]
Available-for-sale Securities, Equity Securities	0	0
Recurring [Member] | Level 2
Assets [Abstract]
Available-for-sale Securities, Debt Securities	306,411	300,828
Available-for-sale Securities, Equity Securities	1,728	1,644
Actively Traded Securities	627	648
Fair Value Option And Trading Securities	4,484	5,557
Short-term investments	5,223	6,943
Mortgage loans at estimated fair value	280	1,598
Other investments	61	71
Derivative assets	12,922	8,214
Total other invested assets	12,983	8,285
Net embedded derivatives within asset host contracts	0	0
Separate account assets	231,539	225,776
Total assets	562,648	550,631
Liabilities [Abstract]
Derivative liabilities	6,252	5,813
Net embedded derivatives within liability host contracts	7	4
Trading liabilities	24	2
Total liabilities	6,421	7,246
Recurring [Member] | Level 2 | Interest rate contracts
Assets [Abstract]
Derivative assets	8,988	5,557
Liabilities [Abstract]
Derivative liabilities	2,347	2,568
Recurring [Member] | Level 2 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	2,472	1,280
Liabilities [Abstract]
Derivative liabilities	2,755	1,971
Recurring [Member] | Level 2 | Credit contracts
Assets [Abstract]
Derivative assets	175	144
Liabilities [Abstract]
Derivative liabilities	38	52
Recurring [Member] | Level 2 | Equity market contracts
Assets [Abstract]
Derivative assets	1,287	1,233
Liabilities [Abstract]
Derivative liabilities	1,112	1,222
Recurring [Member] | Level 2 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	57	80
Recurring [Member] | Level 2 | FVO contractholder-directed unit-linked investments
Assets [Abstract]
Fair Value Option And Trading Securities	3,797	4,806
Recurring [Member] | Level 2 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	0	0
Recurring [Member] | Level 2 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	3	23
Mortgage loans at estimated fair value	280	1,598
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	138	1,427
Recurring [Member] | Level 2 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	99,012	99,321
Recurring [Member] | Level 2 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	55,185	56,448
Recurring [Member] | Level 2 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	51,355	52,202
Recurring [Member] | Level 2 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	24,637	20,000
Recurring [Member] | Level 2 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	35,463	32,098
Recurring [Member] | Level 2 | CMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	13,567	15,578
Recurring [Member] | Level 2 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	12,005	11,361
Recurring [Member] | Level 2 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	15,187	13,820
Recurring [Member] | Level 2 | Common stock
Assets [Abstract]
Available-for-sale Securities, Equity Securities	863	990
Recurring [Member] | Level 2 | Non-redeemable preferred stock
Assets [Abstract]
Available-for-sale Securities, Equity Securities	865	654
Recurring [Member] | Level 3
Assets [Abstract]
Available-for-sale Securities, Debt Securities	22,135	24,298
Available-for-sale Securities, Equity Securities	345	572
Actively Traded Securities	5	12
Fair Value Option And Trading Securities	567	644
Short-term investments	336	254
Mortgage loans at estimated fair value	308	338
Other investments	0	0
Derivative assets	459	369
Total other invested assets	459	369
Net embedded derivatives within asset host contracts	377	285
Separate account assets	1,922	1,465
Total assets	26,449	28,225
Liabilities [Abstract]
Derivative liabilities	759	655
Net embedded derivatives within liability host contracts	(53)	(973)
Trading liabilities	0	0
Total liabilities	719	(290)
Recurring [Member] | Level 3 | Interest rate contracts
Assets [Abstract]
Derivative assets	63	27
Liabilities [Abstract]
Derivative liabilities	0	14
Recurring [Member] | Level 3 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	25	28
Liabilities [Abstract]
Derivative liabilities	93	39
Recurring [Member] | Level 3 | Credit contracts
Assets [Abstract]
Derivative assets	14	29
Liabilities [Abstract]
Derivative liabilities	2	0
Recurring [Member] | Level 3 | Equity market contracts
Assets [Abstract]
Derivative assets	357	285
Liabilities [Abstract]
Derivative liabilities	664	602
Recurring [Member] | Level 3 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	95	29
Recurring [Member] | Level 3 | FVO contractholder-directed unit-linked investments
Assets [Abstract]
Fair Value Option And Trading Securities	455	603
Recurring [Member] | Level 3 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	308	338
Recurring [Member] | Level 3 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	12	0
Mortgage loans at estimated fair value	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	13	28
Recurring [Member] | Level 3 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,942	7,148
Recurring [Member] | Level 3 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,490	6,704
Recurring [Member] | Level 3 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,311	2,235
Recurring [Member] | Level 3 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	62
Recurring [Member] | Level 3 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,383	2,957
Recurring [Member] | Level 3 | CMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	765	972
Recurring [Member] | Level 3 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	2,244	4,210
Recurring [Member] | Level 3 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	10
Recurring [Member] | Level 3 | Common stock
Assets [Abstract]
Available-for-sale Securities, Equity Securities	95	177
Recurring [Member] | Level 3 | Non-redeemable preferred stock
Assets [Abstract]
Available-for-sale Securities, Equity Securities	$ 250	$ 395